Fair Value Measurements (Tables)	6 Months Ended
Mar. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis

Liabilities measured at fair value on a recurring basis as of March 31, 2024 are as follows:

	Level 1	Level 2	Level 3	Total
Earnout liability	$—	$—	$3,621	$3,621
PIPE make-whole liability	—	—	1,639	1,639
Private Warrants and other warrants	—	—	836	836
Total	$—	$—	$6,096	$6,096

Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs	The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:
Six months ended March 31, 2024:	Earnout Liability	PIPE Make-Whole Liability	Private Warrants and Other Warrants	SAFEs
Balance, September 30, 2023	$—	$—	$—	$1,512
Liabilities recognized	33,559	2,071	882	—
Conversion to Class A Common Stock in the Merger	—	—	—	(1,522)
Change in fair value included in net loss	(29,938)	(432)	(46)	10
Balance, March 31, 2024	$3,621	$1,639	$836	$—
Six months ended March 31, 2023:	SAFEs
Balance, September 30, 2022	$1,983
Change in fair value included in net loss	558
Balance, March 31, 2023	$2,541

Schedule of Assumptions Used in Estimating the Fair Value	The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:
	December 21, 2023 (Closing)	March 31, 2024
Stock price	$10.66	$2.01
Expected volatility	50%	60%
Risk-free rate	3.9%	4.1%
Contractual term	8 years	7.7 years
The following table summarizes the assumptions used in estimating the fair value of the PIPE make-whole liability at the respective dates:
	December 21, 2023 (Closing)	March 31, 2024
Stock price	$10.17	$1.56
Expected volatility	49%	51%
Risk-free rate	5.4%	5.4%
Contractual term	4 months	3 months